Quarterly Holdings Report
for
Fidelity Advisor® Mortgage Securities Fund
May 31, 2023
AMOR-NPRT3-0723
1.804866.119
U.S. Treasury Obligations - 5.2%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Bonds:
3.625% 2/15/53	4,193	4,027
3.625% 5/15/53	3,000	2,887
U.S. Treasury Notes:
3.875% 1/15/26	6,988	6,940
4% 2/15/26	3,646	3,634
4.375% 10/31/24	2,633	2,616
4.625% 3/15/26	8,346	8,464
TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,733)		28,568

U.S. Government Agency - Mortgage Securities - 167.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 44.8%
12 month U.S. LIBOR + 1.440% 3.945% 4/1/37 (b)(c)	8	8
12 month U.S. LIBOR + 1.460% 3.848% 1/1/35 (b)(c)	7	7
12 month U.S. LIBOR + 1.530% 3.94% 3/1/36 (b)(c)	8	8
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (b)(c)	2	2
12 month U.S. LIBOR + 1.630% 4.127% 11/1/36 (b)(c)	2	2
12 month U.S. LIBOR + 1.640% 5.18% 5/1/36 (b)(c)	3	3
12 month U.S. LIBOR + 1.710% 3.857% 8/1/35 (b)(c)	18	18
12 month U.S. LIBOR + 1.730% 4.021% 3/1/40 (b)(c)	7	7
12 month U.S. LIBOR + 1.730% 4.294% 5/1/36 (b)(c)	3	3
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (b)(c)	8	8
12 month U.S. LIBOR + 1.750% 4.051% 7/1/35 (b)(c)	2	2
12 month U.S. LIBOR + 1.800% 4.048% 12/1/40 (b)(c)	199	203
12 month U.S. LIBOR + 1.800% 4.055% 1/1/42 (b)(c)	15	15
12 month U.S. LIBOR + 1.810% 4.304% 2/1/42 (b)(c)	8	9
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (b)(c)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (b)(c)	12	13
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.405% 10/1/33 (b)(c)	3	3
1.5% 11/1/35 to 7/1/51	26,067	20,970
2% 2/1/28 to 3/1/52	67,144	57,195
2.5% 1/1/28 to 2/1/52	72,910	63,997
3% 7/1/32 to 2/1/52 (d)(e)	42,461	38,448
3.5% 7/1/34 to 3/1/52	13,423	12,527
4% 3/1/39 to 9/1/52	12,228	11,669
4.5% 5/1/25 to 11/1/52	15,180	14,811
5% 3/1/33 to 12/1/52	16,401	16,284
5.274% 8/1/41 (b)	106	107
5.5% 10/1/52 to 2/1/53	5,606	5,610
5.5% 5/1/53	1,135	1,140
6% 11/1/52 to 12/1/52	3,822	3,867
6.5% 12/1/23 to 5/1/38	64	67
6.682% 2/1/39 (b)	44	45
7% to 7% 7/1/26 to 5/1/30	63	65
7.5% to 7.5% 8/1/25 to 9/1/32	73	78
8% 12/1/29 to 3/1/37	5	6
9% 10/1/30	17	19
TOTAL FANNIE MAE		247,218
Freddie Mac - 33.0%
12 month U.S. LIBOR + 1.500% 3.824% 3/1/36 (b)(c)	22	22
12 month U.S. LIBOR + 1.750% 4% 12/1/40 (b)(c)	73	73
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (b)(c)	25	25
12 month U.S. LIBOR + 1.900% 4.179% 10/1/42 (b)(c)	11	11
12 month U.S. LIBOR + 1.960% 3.711% 6/1/33 (b)(c)	25	26
12 month U.S. LIBOR + 2.040% 4.256% 7/1/36 (b)(c)	11	11
12 month U.S. LIBOR + 2.200% 4.45% 12/1/36 (b)(c)	24	24
6 month U.S. LIBOR + 2.020% 5.51% 6/1/37 (b)(c)	58	59
6 month U.S. LIBOR + 2.680% 6.988% 10/1/35 (b)(c)	1	1
U.S. TREASURY 1 YEAR INDEX + 2.230% 3.356% 5/1/34 (b)(c)	0	0
1.5% 7/1/35 to 6/1/51	12,100	9,737
2% 3/1/36 to 4/1/52	40,126	33,464
2.5% 1/1/28 to 4/1/52	43,849	38,322
3% 4/1/32 to 3/1/52	17,096	15,533
3.5% 3/1/32 to 4/1/52 (d)(e)(f)	27,869	26,010
4% 1/1/36 to 10/1/52	15,465	14,850
4% 4/1/48	5	4
4.5% 7/1/25 to 9/1/52	22,195	21,553
5% 7/1/33 to 1/1/53	10,800	10,710
5.5% 10/1/52 to 3/1/53 (f)	8,399	8,471
5.5% 5/1/53	1,028	1,033
6% 3/1/24 to 9/1/36	170	174
6.5% 1/1/24 to 1/1/53	1,731	1,778
7% 3/1/26 to 9/1/36	100	105
7.5% 1/1/27 to 7/1/34	166	175
TOTAL FREDDIE MAC		182,171
Ginnie Mae - 45.8%
3% 6/15/42 to 4/15/45	893	820
3.5% 9/20/40 to 7/20/46	2,769	2,612
4% 7/20/33 to 5/20/49	8,011	7,766
4.5% 8/15/33 to 9/20/46	2,755	2,734
5% 5/15/39 to 4/20/48	776	783
5.5% 12/15/38 to 9/15/39	71	74
6.5% 10/15/34 to 7/15/36	26	27
7% to 7% 2/15/24 to 4/20/32	81	83
7.5% to 7.5% 8/15/23 to 12/15/29	17	18
8% 4/15/24 to 10/15/25	4	4
8.5% 11/15/27 to 10/15/28	6	6
2% 11/20/50 to 4/20/51	15,115	12,855
2% 6/1/53 (g)	30,300	25,693
2% 6/1/53 (g)	19,750	16,747
2% 6/1/53 (g)	7,000	5,936
2% 6/1/53 (g)	3,600	3,053
2% 7/1/53 (g)	15,250	12,945
2% 7/1/53 (g)	5,750	4,881
2% 7/1/53 (g)	1,450	1,231
2.5% 7/20/51 to 12/20/51	4,349	3,803
2.5% 6/1/53 (g)	21,350	18,645
2.5% 6/1/53 (g)	16,350	14,278
2.5% 6/1/53 (g)	5,250	4,585
2.5% 6/1/53 (g)	4,875	4,257
2.5% 7/1/53 (g)	14,550	12,718
3% 6/1/53 (g)	12,900	11,601
3% 6/1/53 (g)	19,400	17,446
3% 6/1/53 (g)	6,750	6,070
3% 6/1/53 (g)	1,250	1,124
3% 6/1/53 (g)	475	427
3% 6/1/53 (g)	6,250	5,621
3% 6/1/53 (g)	3,775	3,395
3% 7/1/53 (g)	7,250	6,525
3.5% 6/1/53 (g)	13,150	12,187
3.5% 6/1/53 (g)	9,300	8,619
4% 6/1/53 (g)	1,200	1,140
4.5% 6/1/53 (g)	7,000	6,798
5% 6/1/53 (g)	6,700	6,610
5.5% 6/1/53 (g)	3,400	3,396
5.5% 6/1/53 (g)	1,700	1,698
5.5% 6/1/53 (g)	3,800	3,796
TOTAL GINNIE MAE		253,007
Uniform Mortgage Backed Securities - 43.7%
1.5% 6/1/38 (g)	5,500	4,806
1.5% 6/1/38 (g)	4,150	3,627
1.5% 6/1/38 (g)	5,025	4,391
1.5% 6/1/53 (g)	16,750	13,061
2% 6/1/38 (g)	3,750	3,358
2% 6/1/38 (g)	5,800	5,193
2% 6/1/53 (g)	17,100	14,060
2% 6/1/53 (g)	7,600	6,249
2% 6/1/53 (g)	3,800	3,124
2% 6/1/53 (g)	15,300	12,580
2% 6/1/53 (g)	5,500	4,522
2% 6/1/53 (g)	7,650	6,290
2% 6/1/53 (g)	11,550	9,497
2% 7/1/53 (g)	11,900	9,799
2% 7/1/53 (g)	11,850	9,758
2% 7/1/53 (g)	700	576
2.5% 6/1/38 (g)	1,700	1,563
2.5% 6/1/53 (g)	11,100	9,481
2.5% 6/1/53 (g)	4,200	3,587
2.5% 6/1/53 (g)	4,200	3,587
2.5% 6/1/53 (g)	50	43
3% 6/1/53 (g)	5,300	4,696
3% 6/1/53 (g)	3,750	3,323
3% 6/1/53 (g)	1,350	1,196
3.5% 6/1/53 (g)	25	23
4% 6/1/53 (g)	15,050	14,218
4% 6/1/53 (g)	9,450	8,927
4% 6/1/53 (g)	6,750	6,377
4.5% 6/1/53 (g)	1,200	1,161
5% 6/1/38 (g)	425	424
5% 6/1/38 (g)	800	798
5% 6/1/38 (g)	1,025	1,022
5% 6/1/38 (g)	600	598
5% 6/1/38 (g)	350	349
5% 6/1/38 (g)	300	299
5% 6/1/38 (g)	7,000	6,982
5% 6/1/53 (g)	125	123
5% 6/1/53 (g)	6,500	6,402
5% 6/1/53 (g)	4,000	3,940
5.5% 6/1/53 (g)	12,300	12,292
5.5% 6/1/53 (g)	1,050	1,049
5.5% 6/1/53 (g)	12,450	12,442
5.5% 6/1/53 (g)	7,625	7,620
5.5% 7/1/53 (g)	17,650	17,636
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		241,049
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $968,237)		923,445

Asset-Backed Securities - 1.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	1,570	1,557
Carmax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	2,836	2,824
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (h)	258	247
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 6.488% 10/25/37 (b)(c)(h)	125	124
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (h)	760	756
Gm Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	154	154
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (h)	11	8
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	249	249
Hyundai Auto Lease Securitizat Series 2023-B Class A2A, 5.47% 9/15/25 (h)	362	362
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (h)	1,003	851
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (h)	335	333
Class A3, 4.93% 4/20/26 (h)	279	278
Upstart Securitization Trust Series 2021-2 Class A, 0.91% 6/20/31 (h)	44	44
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	962	915
Series 2023 2 Class A, 4.89% 4/13/28	810	807
World Omni Auto Receivables Trust Series 2023 B:
Class A2A, 5.25% 11/16/26	161	160
Class A3, 4.66% 5/15/28	295	294
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	296	296
TOTAL ASSET-BACKED SECURITIES (Cost $10,456)		10,259

Collateralized Mortgage Obligations - 3.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 1.1%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (h)	263	247
Series 2021-E Class A1, 1.74% 12/25/60 (h)	1,947	1,614
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(h)	179	171
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (h)	197	190
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(h)	65	64
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.4303% 5/27/37 (b)(c)(h)	158	151
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(h)(i)	72	0
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (h)	1,088	991
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (h)	369	336
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (h)	1,088	966
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(h)	256	247
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (h)	155	133
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (h)	327	312
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (h)	489	452
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 5.778% 9/25/43 (b)(c)	310	287
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 4.4038% 9/25/33 (b)	34	33
TOTAL PRIVATE SPONSOR		6,194
U.S. Government Agency - 2.8%
Fannie Mae:
floater Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 2.962% 12/25/33 (b)(j)(k)	32	5
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	35	35
Series 1999-32 Class PL, 6% 7/25/29	42	42
Series 1999-33 Class PK, 6% 7/25/29	31	31
Series 2001-52 Class YZ, 6.5% 10/25/31	5	5
Series 2005-39 Class TE, 5% 5/25/35	71	72
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 4.1912% 8/25/35 (b)(k)	2	3
Series 2012-149:
Class DA, 1.75% 1/25/43	35	31
Class GA, 1.75% 6/25/42	38	34
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	37	38
Series 2001-31 Class ZC, 6.5% 7/25/31	15	15
Series 2002-16 Class ZD, 6.5% 4/25/32	8	8
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 2.412% 11/25/32 (b)(j)(k)	9	0
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	14	0
Series 2020-80 Class BA, 1.5% 3/25/45	650	556
Series 2022-1 Class KA, 3% 5/25/48	332	303
Series 2022-3 Class N, 2% 10/25/47	2,684	2,324
Series 2022-30 Class E, 4.5% 7/25/48	948	915
Series 2022-49 Class TC, 4% 12/25/48	307	298
Series 2022-7 Class A, 3% 5/25/48	473	431
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 1.502% 12/25/36 (b)(j)(k)	21	2
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 1.302% 5/25/37 (b)(j)(k)	11	1
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 5.2667% 9/25/23 (b)(k)	0	0
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 2.962% 3/25/33 (b)(j)(k)	8	1
Series 2005-79 Class ZC, 5.9% 9/25/35	66	67
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 9.792% 6/25/37 (b)(k)	38	49
Series 2007-66 Class SB, 39.600% - 1 month U.S. LIBOR 8.772% 7/25/37 (b)(k)	9	10
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 1.212% 3/25/38 (b)(j)(k)	57	6
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 0.912% 12/25/40 (b)(j)(k)	58	4
Class ZA, 4.5% 12/25/40	22	22
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	14	0
Series 2010-150 Class ZC, 4.75% 1/25/41	241	242
Series 2010-95 Class ZC, 5% 9/25/40	537	541
Series 2011-4 Class PZ, 5% 2/25/41	79	77
Series 2011-67 Class AI, 4% 7/25/26 (j)	5	0
Series 2011-83 Class DI, 6% 9/25/26 (j)	0	0
Series 2012-100 Class WI, 3% 9/25/27 (j)	99	4
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 1.512% 12/25/30 (b)(j)(k)	7	0
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 1.412% 6/25/41 (b)(j)(k)	9	0
Series 2013-133 Class IB, 3% 4/25/32 (j)	34	1
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 0.912% 1/25/44 (b)(j)(k)	34	4
Series 2013-51 Class GI, 3% 10/25/32 (j)	42	2
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 1.582% 6/25/35 (b)(j)(k)	62	5
Series 2015-42 Class IL, 6% 6/25/45 (j)	227	39
Series 2015-70 Class JC, 3% 10/25/45	294	277
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	136	23
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (b)(j)	17	3
Series 351:
Class 12, 5.5% 4/25/34 (b)(j)	11	2
Class 13, 6% 3/25/34 (j)	16	3
Series 359 Class 19, 6% 7/25/35 (b)(j)	9	2
Series 384 Class 6, 5% 7/25/37 (j)	30	5
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	45	45
Series 2104 Class PG, 6% 12/15/28	14	14
Series 2121 Class MG, 6% 2/15/29	18	18
Series 2154 Class PT, 6% 5/15/29	33	34
Series 2162 Class PH, 6% 6/15/29	4	4
Series 2520 Class BE, 6% 11/15/32	34	35
Series 2693 Class MD, 5.5% 10/15/33	477	482
Series 2802 Class OB, 6% 5/15/34	62	62
Series 3002 Class NE, 5% 7/15/35	44	44
Series 3189 Class PD, 6% 7/15/36	42	43
Series 3415 Class PC, 5% 12/15/37	15	15
Series 3806 Class UP, 4.5% 2/15/41	88	87
Series 3832 Class PE, 5% 3/15/41	183	183
Series 4135 Class AB, 1.75% 6/15/42	28	25
sequential payer:
Series 2022-5189 Class DA, 2.5% 5/25/49	252	219
Series 2022-5190 Class BA, 2.5% 11/25/47	240	213
Series 2022-5197 Class DA, 2.5% 11/25/47	183	162
Series 2022-5198 Class BA, 2.5% 11/25/47	899	807
Series 2022-5202 Class LB, 2.5% 10/25/47	195	172
Series 2114 Class ZM, 6% 1/15/29	6	6
Series 2135 Class JE, 6% 3/15/29	23	24
Series 2274 Class ZM, 6.5% 1/15/31	13	14
Series 2281 Class ZB, 6% 3/15/30	8	9
Series 2357 Class ZB, 6.5% 9/15/31	28	29
Series 2502 Class ZC, 6% 9/15/32	26	27
Series 3871 Class KB, 5.5% 6/15/41	178	185
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 1.4926% 2/15/36 (b)(j)(k)	15	1
Series 1658 Class GZ, 7% 1/15/24	3	3
Series 2013-4281 Class AI, 4% 12/15/28 (j)	21	0
Series 2017-4683 Class LM, 3% 5/15/47	268	252
Series 2021-5083 Class VA, 1% 8/15/38	1,266	1,177
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 3.0926% 11/15/31 (b)(j)(k)	51	2
Series 2587 Class IM, 6.5% 3/15/33 (j)	14	2
Series 2933 Class ZM, 5.75% 2/15/35	158	164
Series 2935 Class ZK, 5.5% 2/15/35	171	176
Series 2947 Class XZ, 6% 3/15/35	83	86
Series 2996 Class ZD, 5.5% 6/15/35	105	108
Series 3237 Class C, 5.5% 11/15/36	139	140
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 1.5526% 11/15/36 (b)(j)(k)	50	5
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 1.6426% 3/15/37 (b)(j)(k)	71	8
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 1.6526% 4/15/37 (b)(j)(k)	99	12
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 1.4726% 6/15/37 (b)(j)(k)	39	5
Series 3949 Class MK, 4.5% 10/15/34	32	32
Series 4055 Class BI, 3.5% 5/15/31 (j)	32	1
Series 4149 Class IO, 3% 1/15/33 (j)	23	2
Series 4314 Class AI, 5% 3/15/34 (j)	10	0
Series 4427 Class LI, 3.5% 2/15/34 (j)	110	6
Series 4471 Class PA 4% 12/15/40	168	164
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	16	17
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	379	372
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 1.5846% 6/16/37 (b)(j)(k)	24	3
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 5.3477% 7/20/60 (b)(c)(l)	60	59
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 5.1577% 9/20/60 (b)(c)(l)	69	68
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 5.1577% 8/20/60 (b)(c)(l)	54	53
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 5.3577% 4/20/61 (b)(c)(l)	19	19
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 4.8719% 5/20/61 (b)(c)(l)	2	2
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 5.5484% 1/20/49 (b)(c)	91	89
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 5.6484% 10/20/49 (b)(c)	142	139
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 5.5984% 2/20/49 (b)(c)	284	279
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 0.0946% 12/20/40 (b)(k)	203	169
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	9	1
Series 2016-69 Class WA, 3% 2/20/46	116	107
Series 2017-134 Class BA, 2.5% 11/20/46	43	39
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	70	69
Series 2010-160 Class DY, 4% 12/20/40	379	371
Series 2010-170 Class B, 4% 12/20/40	84	82
Series 2017-139 Class BA, 3% 9/20/47	462	419
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 1.3946% 5/16/34 (b)(j)(k)	44	3
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 2.0946% 8/17/34 (b)(j)(k)	15	2
Series 2011-52 Class HI, 7% 4/16/41 (j)	169	26
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 1.5946% 6/16/42 (b)(j)(k)	82	8
Series 2013-149 Class MA, 2.5% 5/20/40	280	267
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)	5	5
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 4.93% 8/20/66 (b)(c)(l)	626	623
TOTAL U.S. GOVERNMENT AGENCY		15,133
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,694)		21,327

Commercial Mortgage Securities - 5.0%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (h)	266	243
Series 2019-BPR Class BNM, 3.465% 11/5/32 (h)	118	99
BANK:
sequential payer Series 2017-BNK9 Class A4, 3.538% 11/15/54	1,013	941
Series 2020-BN25 Class XB, 0.4393% 1/15/63 (b)(j)	7,140	175
Series 2021-BN33 Class XA, 1.056% 5/15/64 (b)(j)	4,961	281
BANK Trust sequential payer Series 2017-BNK5 Class A5, 3.39% 6/15/60	1,519	1,410
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7749% 12/15/62 (b)(j)	13,178	400
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 7.2235% 11/15/28 (b)(c)(h)	279	277
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 5.857% 9/15/26 (b)(c)(h)	772	733
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 6.9573% 4/15/37 (b)(c)(h)	1,066	1,033
BX Trust:
floater Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 5.7429% 10/15/26 (b)(c)(h)	1,000	964
floater sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.0938% 10/15/36 (b)(c)(h)	424	422
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 6.0574% 11/15/36 (b)(c)(h)	197	195
Class B, 1 month U.S. LIBOR + 1.250% 6.3574% 11/15/36 (b)(c)(h)	253	248
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 6.227% 6/15/34 (b)(c)(h)	657	649
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-P4 Class A4, 2.902% 7/10/49	1,644	1,519
Series 2015-GC33 Class XA, 0.871% 9/10/58 (b)(j)	7,962	124
Series 2016-P6 Class XA, 0.5591% 12/10/49 (b)(j)	6,370	100
Series 2019-GC41 Class XA, 1.0405% 8/10/56 (b)(j)	5,148	218
COMM Mortgage Trust:
Series 2014-CR20 Class XA, 0.928% 11/10/47 (b)(j)	1,800	16
Series 2014-LC17 Class XA, 0.6585% 10/10/47 (b)(j)	5,350	33
Series 2014-UBS6 Class XA, 0.8327% 12/10/47 (b)(j)	4,360	38
Credit Suisse Mortgage Trust Series 2018-SITE Class A, 4.284% 4/15/36 (h)	340	327
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 6.188% 7/15/38 (b)(c)(h)	457	447
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	54	52
Series 2015-K051 Class A2, 3.308% 9/25/25	86	84
Series 2017 K726 Class A2, 2.905% 4/25/24	897	877
Series 2021-K126 Class A2, 2.074% 1/25/31	608	518
Series 2021-K127 Class A2, 2.108% 1/25/31	962	822
Series 2022-150 Class A2, 3.71% 9/25/32	101	96
Series 2022 K748 Class A2, 2.26% 1/25/29	504	453
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 7.057% 9/15/31 (b)(c)(h)	1,808	1,769
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 6.2% 10/15/31 (b)(c)(h)	267	255
Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 6.057% 10/15/36 (b)(c)(h)	526	493
sequential payer:
Series 2015-GC30 Class A4, 3.382% 5/10/50	5,000	4,758
Series 2018-GS9 Class A4, 3.992% 3/10/51	1,063	999
Series 2014-GC20 Class XA, 1.0036% 4/10/47 (b)(j)	1,505	6
Series 2015-GC34 Class XA, 1.2021% 10/10/48 (b)(j)	3,882	87
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.5476% 8/15/39 (b)(c)(h)	838	837
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14 Class A/S, 4.4093% 8/15/46	354	353
Series 2014-C19 Class XA, 0.5707% 4/15/47 (b)(j)	1,032	3
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (h)	455	409
Class XAFX, 1.116% 7/5/33 (b)(h)(j)	3,909	0
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 5.807% 7/15/38 (b)(c)(h)	341	330
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.0374% 10/15/48 (b)(j)	4,541	73
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 5.957% 8/15/33 (b)(c)(h)	723	613
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (h)	577	536
Series 2019-MEAD Class B, 3.1771% 11/10/36 (b)(h)	84	77
Series 2021-L6 Class XA, 1.2243% 6/15/54 (b)(j)	1,105	67
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.8382% 11/15/38 (b)(c)(h)	576	557
Class B, 1 month U.S. LIBOR + 1.070% 6.1872% 11/15/38 (b)(c)(h)	330	319
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.003% 12/15/50 (b)(j)	5,732	195
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 6.307% 5/15/31 (b)(c)(h)	468	438
Series 2015-C31 Class XA, 0.9527% 11/15/48 (b)(j)	3,975	71
Series 2017-C42 Class XA, 0.8606% 12/15/50 (b)(j)	7,600	240
Series 2018-C46 Class XA, 0.9268% 8/15/51 (b)(j)	4,145	100
WF-RBS Commercial Mortgage Trust:
Series 2014-C24 Class XA, 0.8376% 11/15/47 (b)(j)	2,968	25
Series 2014-LC14 Class XA, 1.2305% 3/15/47 (b)(j)	2,667	9
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $28,493)		27,413

Money Market Funds - 3.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (m) (Cost $19,872)	19,868,103	19,872

TOTAL INVESTMENT IN SECURITIES - 186.8% (Cost $1,078,485)	1,030,884
NET OTHER ASSETS (LIABILITIES) - (86.8)%	(478,948)
NET ASSETS - 100.0%	551,936

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 6/1/53	(15,250)	(12,932)
2% 6/1/53	(29,900)	(25,354)
2% 6/1/53	(5,750)	(4,876)
2% 6/1/53	(1,450)	(1,230)
2.5% 6/1/53	(14,550)	(12,706)
2.5% 6/1/53	(26,000)	(22,706)
3% 6/1/53	(32,000)	(28,777)
3% 6/1/53	(7,250)	(6,520)
3.5% 6/1/53	(11,500)	(10,658)

TOTAL GINNIE MAE		(125,759)

Uniform Mortgage Backed Securities
1.5% 6/1/38	(8,000)	(6,991)
1.5% 6/1/53	(3,900)	(3,041)
1.5% 6/1/53	(8,000)	(6,238)
2% 6/1/38	(1,350)	(1,209)
2% 6/1/38	(2,500)	(2,239)
2% 6/1/38	(2,500)	(2,239)
2% 6/1/53	(11,900)	(9,784)
2% 6/1/53	(11,850)	(9,743)
2% 6/1/53	(2,700)	(2,220)
2% 6/1/53	(3,900)	(3,207)
2% 6/1/53	(28,000)	(23,022)
2% 6/1/53	(6,200)	(5,098)
2% 6/1/53	(700)	(576)
2.5% 6/1/38	(1,400)	(1,287)
2.5% 6/1/38	(300)	(276)
2.5% 6/1/53	(16,100)	(13,751)
2.5% 6/1/53	(3,450)	(2,947)
3% 6/1/53	(3,500)	(3,101)
3% 6/1/53	(5,500)	(4,873)
3% 6/1/53	(550)	(487)
3% 6/1/53	(850)	(753)
3.5% 6/1/53	(25)	(23)
4% 6/1/53	(3,400)	(3,212)
4% 6/1/53	(2,000)	(1,889)
4% 6/1/53	(14,500)	(13,698)
4.5% 6/1/53	(23,000)	(22,254)
5% 6/1/53	(8,050)	(7,928)
5.5% 6/1/53	(2,400)	(2,398)
5.5% 6/1/53	(1,200)	(1,199)
5.5% 6/1/53	(17,650)	(17,638)
5.5% 6/1/53	(14,000)	(13,991)
5.5% 6/1/53	(2,200)	(2,199)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(189,511)

TOTAL TBA SALE COMMITMENTS (Proceeds $312,496)		(315,270)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	28	Sep 2023	5,763	(14)	(14)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	438	Sep 2023	50,137	(95)	(95)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	238	Sep 2023	25,961	31	31
CBOT Long Term U.S. Treasury Bond Contracts (United States)	73	Sep 2023	9,369	(99)	(99)

TOTAL SOLD					(163)

TOTAL FUTURES CONTRACTS					(177)
The notional amount of futures purchased as a percentage of Net Assets is 1.0%
The notional amount of futures sold as a percentage of Net Assets is 15.5%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (000s)(2)(3)	Value ($) (000s)(1)	Upfront Premium Received/ (Paid) ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,620	36	(18)	18
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	760	17	(13)	4
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	720	16	(12)	4
CMBX N.A. BBB Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly	660	214	(178)	36
CMBX N.A. BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	350	110	(88)	22
CMBX N.A. BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	660	208	(165)	43
CMBX N.A. BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	550	173	(148)	25
CMBX N.A. BBB Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	80	25	(22)	3
CMBX N.A. BBB Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	550	173	(163)	10
CMBX N.A. BBB Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	470	148	(122)	26

TOTAL BUY PROTECTION							1,120	(929)	191
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,100	(69)	74	5
CMBX N.A. AAA Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	0.5%	Monthly	1,600	(66)	66	0

TOTAL SELL PROTECTION							(135)	140	5
TOTAL CREDIT DEFAULT SWAPS							985	(789)	196

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2025	5,370	59	0	59
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2028	10,664	213	0	213
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2053	700	6	0	6
TOTAL INTEREST RATE SWAPS							278	0	278

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,912,000.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $532,000.
(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $7,136,000.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,147,000 or 3.8% of net assets.

(i)	Level 3 security
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	230,252	603,299	813,679	6,661	-	-	19,872	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	3,840	69,634	73,474	8	-	-	-	0.0%
Total	234,092	672,933	887,153	6,669	-	-	19,872

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers who make markets in asset backed securities, collateralized mortgage obligations, and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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